Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data
Interest Income	$ 4,499	$ 4,644	$ 4,505	$ 4,277	$ 4,439	$ 4,282	$ 4,417	$ 4,440
Net Interest Income	3,822	3,861	3,695	3,482	3,597	3,427	3,567	3,566	14,860	14,157
Net Income	$ 1,005	$ 1,341	$ 1,214	$ 850	$ 908	$ 868	$ 1,149	$ 1,088	$ 4,410	$ 4,013
Basic earnings per common share (in usd per share)	$ 0.19	$ 0.25	$ 0.23	$ 0.15	$ 0.16	$ 0.15	$ 0.20	$ 0.19	$ 0.82	$ 0.70
Earnings Per Share, Diluted	$ 0.19	$ 0.25	$ 0.22	$ 0.15	$ 0.16	$ 0.15	$ 0.20	$ 0.19	$ 0.81	$ 0.69